Note 10 - Asset Retirement Obligations (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Balance at beginning of the year	¥ 568,869	¥ 513,440
Liabilities incurred	45,169	287,036
Liabilities settled	(31,321)	(243,109)
Accretion expense	12,466	11,502
Balance at end of the year	¥ 595,183	¥ 568,869